Related party transactions - additional information (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 15, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Number of shares issued through conversion (in shares)	238,846,375
Key management personnel compensation		€ 29,861	€ 39,329	€ 38,488
Key employees
Disclosure of transactions between related parties [line items]
Key management personnel compensation		81,000	103,000	65,000
Key management personnel compensation, share-based payment		49,000	73,000	38,000
Short-term employee benefits expense		8,000	8,000	8,000
Post-employment benefit expense, defined benefit plans		€ 9,000	€ 6,000	€ 3,000
Exor N.V. | Largest shareholder
Disclosure of transactions between related parties [line items]
Shareholder ownership percentage		29.18%
Shareholder voting interest ownership		42.34%
Number of shares issued through conversion (in shares)			73,606,222